Reserve (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reserve (Details) [Line Items]
Reserve	€ 1,411,846	€ 383,268
Percentage of legal reserve	10.00%
Percentage of share capital	20.00%
Percentage of exceed share capital	20.00%
Legal reserve	€ 500,857	857
Other Reserves [Member]
Reserve (Details) [Line Items]
Other reserves	€ 910,989	€ 382,411